Basis of Presentation	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation

2. BASIS OF PRESENTATION

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America (“GAAP”) and include the accounts of Acacia Communications, Inc., and the Subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income

During the years ended December 31, 2015 and 2014, comprehensive income equaled net income.